Stock Repurchase Programs (Tables)	12 Months Ended
Dec. 31, 2013
Stock Repurchase Programs [Abstract]
Summary of stock repurchase activity under stock repurchase program
The stock repurchase activity under the 2012 stock repurchase program during 2013 is summarized as follows:

	Shares Repurchased	Average Price per Share (1)	Value of Shares Repurchased	Remaining Amount Authorized
	(In millions, except per share amounts)
Balance at January 1, 2013	—	$51.89	$17	$1,983
Repurchase of common stock	25	54.33	1,343	(1,343)
Balance at December 31, 2013	25	$54.30	$1,360	$640

(1) Stock repurchase activity excludes broker commissions.